Other assets (Details Textual) - EUR (€) € in Millions	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Adjustments for decrease (increase) in other assets	€ 322
Current tax assets, non-current		€ 422	€ 507
Prepayments		26	119
Non Current Receivables From Others		35	44
Trade and other non-current receivables		€ 9	€ 118
Exploration Production Segment [Member]
Adjustments for decrease (increase) in other assets	€ 466